Accumulated balances related to each component of other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Net unrealized	Foreign	Accumulated
	gain/(loss) on	currency	other
	available-for- sale	translation	comprehensive
	securities	adjustments	loss
	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2010	600	(101,208)	(100,608)
Other comprehensive income/(loss)	21,335	(10,258)	11,077
Balance as of December 31, 2010	21,935	(111,466)	(89,531)

Other comprehensive loss	(26,545)	(10,214)	(36,759)
Balance as of December 31, 2011	(4,610)	(121,680)	(126,290)
Other comprehensive gain/(loss)	8,945	(1,974)	6,971
Balance as of December 31, 2012	4,335	(123,654)	(119,319)
Balance as of December 31, 2012 $’000)	696	(19,848)	(19,152)

Schedule of Net Unrealized Gain/(Loss) on Available-for-sale [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	$’000
Net unrealized (loss)/gain in available- for-sale securities arising during the year	21,335	(27,879)	(11,482)	(1,843)
Less: reclassification adjustment for realized loss included in net income on providing impairment on available- for-sale securities	-	(1,334)	(20,427)	(3,279)

Net unrealized gain/(loss) in available- for-sale securities recognized in other comprehensive income	21,335	(26,545)	8,945	1,436